FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedue of Assets and Liabilities Carried At Fair Value on Recurring Basis

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, by fair value hierarchy, on the consolidated balance sheet:

	December 31,
	2019	2020
	(U.S. $ in thousands)
	Level 2	Level 2
Assets:
Marketable securities	$-	$42,291
Foreign currency exchange derivative instruments	81	295
Liabilities:
Foreign currency exchange derivative instruments	7	8
	$74	$42,578